Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2023		2024
Raw material	NT$	7,324	NT$	2,091
Work-in-process		15,863		4,823
Finished goods		24,564		9,047
Total	NT$	47,751	NT$	15,961

Schedule of Movements of Inventory Impairment	The movements of inventory impairment are as follows:
	As of December 31,
	2023		2024
Beginning balance	NT$	13,092	NT$	21,621
Add: inventory impairment		8,529		22,278
Ending balance	NT$	21,621	NT$	43,899